Debt - Unsecured Convertible Bonds (Details)				1 Months Ended			12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 18, 2024 $ / shares	Jan. 22, 2024 $ / shares	Mar. 31, 2024 $ / shares	Jan. 31, 2024 $ / shares	Feb. 28, 2023 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022
Debt Instrument [Line Items]
Conversion price (in dollars per share)							$ 7.2971
Subsequent event
Debt Instrument [Line Items]
Dividend paid per share (in USD per share)		$ 0.05	$ 0.05	$ 0.05	$ 0.05
$250m Convertible Bonds
Debt Instrument [Line Items]
Principal | $						$ 250,000,000	$ 250,000,000
Conversion price (in dollars per share)						$ 7.3471
Conversion of bonds into shares (in shares) | shares						34,027,031
Debt instrument, interest rate						5.00%
$250m Convertible Bonds | Subsequent event
Debt Instrument [Line Items]
Conversion price (in dollars per share)	$ 7.2384			$ 7.2384
Conversion of bonds into shares (in shares) | shares	34,538,019
Interest bearing debt
Debt Instrument [Line Items]
Average interest rate							10.62%	7.32%